Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2025
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Schedule of Provision for Asset Retirement Obligations	The composition of the provision for asset retirement obligations as of the reporting date is detailed below for the periods presented:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Balance at beginning of period	$648,578	$506,648
Additions(a)	223,036	111,265
Accretion	24,130	30,868
Asset retirement costs	(8,607)	(6,724)
Revisions to estimate(b)	4,616	6,521
Balance at end of period	$891,753	$648,578
LESS: Current asset retirement obligations	8,683	6,436
Non-current asset retirement obligations	$883,070	$642,142
(a)For further details regarding acquisitions and divestitures, refer to Note 4 .
(b)As of June 30, 2025, the Group performed normal revisions to its asset retirement obligations, which resulted in a $4,616 increase in the liability. This increase was primarily due to a lower discount rate as a result of a decrease in bond yield volatility over the first half of the year. As of December 31, 2024, the Group performed normal revisions to its asset retirement obligations, which resulted in a $6,521 increase in the liability. This increase was comprised of a $94,957 increase for cost revisions and a $382 increase attributed to retirement timing. Partially offsetting the increase was a $88,818 decrease attributable to a higher discount rate as a result of an increase in bond yield volatility during the year.

Schedule of Impact of Reasonably Possible 10% Change in Assumptions	A
reasonably possible adjustment in these assumptions could have the following impact on the Group’s asset retirement obligations as of June 30, 2025:

ARO Sensitivity	Scenario 1(a)	Scenario 2(b)
Discount rate	$(226,059)	$1,418,010
Timing	51,796	(56,787)
Cost	89,695	(89,695)
(a)Scenario 1 assumes an increase of the BBB 15-year discount rate to approximately 7% (which is one of the highest rates observed since 2020), a 10% increase in cost and a 10% increase in timing by assuming the addition of one plugging rig, which would accelerate retirement plans. All of these scenarios have been either historically observed or are considered reasonably possible.
(b)Scenario 2 assumes a decrease of the BBB 15-year discount rate to approximately 3% (which is one of the lowest rates observed since 2020), a 10% decrease in cost and a 10% decrease in timing by assuming the loss of one plugging rig, which would delay retirement plans. All of these scenarios have been either historically observed or are considered reasonably possible.